Schedule I - Combined Condensed Statements of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Parent Company Combined Condensed Statements Of Cash Flows [Line Items]
Net income (loss)	$ 857.7	$ (76.1)	$ (175.9)
Items not affecting cash:
Listing expense	235.6
Adjustments to reconcile profit (loss)	1,287.8	147.4	(34.5)
Net change in non-cash operating working capital	21.1	137.7	(34.3)
Cash generated by (used in) operating activities	1,263.4	8.1	(4.7)
Financing activities
Dividends paid	(9.3)
Cash (used in) generated by financing activities	(198.7)	(167.4)	246.7
Parent [member]
Parent Company Combined Condensed Statements Of Cash Flows [Line Items]
Net income (loss)	857.7	(76.1)	(175.9)
Items not affecting cash:
Increase in fair value of warrant liability	6.4
Decrease in fair value of earnout liability	(78.1)
Listing expense	235.6
Investment in shares of subsidiary	(1,028.8)	62.0	$ 175.9
Adjustments to reconcile profit (loss)	(7.2)	(14.1)
Net change in non-cash operating working capital	16.5	$ 14.1
Cash generated by (used in) operating activities	9.3
Financing activities
Dividends paid	(9.3)
Cash (used in) generated by financing activities	$ (9.3)